RELATED PARTIES - Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Interest income	$ 20,222,790	$ 19,552,735	$ 18,356,636
Fee income and commissions	5,835,899	6,083,343	5,453,382
Other income	1,716,899	1,282,963	1,358,681
Expenses
Fee expenses and commissions	(742,476)	(627,999)	(613,763)
Other expenses	(10,652,751)	(10,171,349)	(9,371,033)
Individuals with Control Over Entity [Member]
Income
Interest income	61	290	216
Fee income and commissions	7	17	5
Other income	6	7	4
Expenses
Finance expenses	(882)	(169)	(216)
Fee expenses and commissions	(4)	(3)	(4)
Operating expenses		(300)
Other expenses		(14)	(16)
Other income (expense)	6
Key management personnel of entity or parent [member]
Income
Interest income	463	722	907
Fee income and commissions	48	45	58
Leases	0
Other income	8	7	243
Expenses
Finance expenses	(620)	(628)	(740)
Fee expenses and commissions	(1,832)	(1,410)	(1,549)
Operating expenses	(9,743)	(7,850)	(25,808)
Other expenses	(1,834)	(1,893)	(496)
Associates [member]
Income
Interest income	25,898	28,172	101,539
Fee income and commissions	26,185	36,505	6,664
Leases	1,219		45
Other income	273,113	274,349	241,797
Expenses
Finance expenses	(1,062)	(1,251)	(735)
Fee expenses and commissions	(23,527)	(20,066)	(14,741)
Operating expenses	(754)		(53)
Other expenses	(60,029)	(444,730)	(30,250)
Bad debts owed by related parties		400,630
Entities controlled by individuals [Member]
Income
Interest income	85,308	90,281	131,368
Fee income and commissions	100,424	106,120	65,615
Leases	95	324	315
Other income	6,720	6,285	4,252
Expenses
Finance expenses	(22,619)	(20,319)	(17,322)
Fee expenses and commissions	(1,829)	(2,098)	(1,796)
Operating expenses	(3,539)	(3,278)	(4,013)
Other expenses	(68,522)	(41,276)	(27,034)
Entities with joint control or significant influence over entity [member]
Income
Interest income	8,425	7,998	4,789
Fee income and commissions	6	6	5
Leases	0
Other income	10	534
Expenses
Finance expenses	(52)	(28)	(22)
Fee expenses and commissions	$ (305)	(380)	$ (5)
Other expenses		$ (25)